PREMISES AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
PREMISES AND EQUIPMENT, NET
PREMISES AND EQUIPMENT, NET
NOTE 9. PREMISES AND EQUIPMENT, NET
As of June 30, 2024, and December 31, 2023, the premises and equipment, net consisted of the following:
As of June 30, 2024

Premises and equipment total	Balance at January 1, 2024	Roll - forward					Balance at June 30, 2024
		Additions	Expenses depreciation and impairment (1)	Disposals	Assets classified as held for sale and other assets	Effect of changes in foreign exchange rate
	In millions of COP
Premises and equipment for own use
Cost	4,044,231	122,792	—	(35,268)	(16,793)	121,036	4,235,998
Accumulated depreciation	(1,518,977)	—	(97,678)	32,375	318	(58,834)	(1,642,796)
Accumulated impairment	—	—	(422)	422	—	—	—
Premises and equipment in operating leases (2)
Cost	5,017,897	279,056	—	(64,410)	(739,787)	—	4,492,756
Accumulated depreciation	(1,020,617)	—	(228,241)	19,058	191,848	—	(1,037,952)

Total premises and equipment - cost	9,062,128	401,848	—	(99,678)	(756,580)	121,036	8,728,754

Total premises and equipment - accumulated depreciation	(2,539,594)	—	(325,919)	51,433	192,166	(58,834)	(2,680,748)

Total premises and equipment - accumulated impairment	—	—	(422)	422	—	—	—

Total premises and equipment - net	6,522,534	401,848	(326,341)	(47,823)	(564,414)	62,202	6,048,006

(1)	See Note 18.3. Impairment, depreciation and amortization.
(2)	The decrease is mainly due to cancellations and transfers to inventories of vehicles leased.

As of December 31, 2023

Premises and equipment total	Balance at January 1, 2023	Roll - forward					Balance at December 31, 2023
		Additions	Expenses depreciation and impairment (1)	Disposals	Assets classified as held for sale and other assets	Effect of changes in foreign exchange rate
	In millions of COP
Premises and equipment for own use
Cost	4,294,739	299,734	—	(161,985)	(42,407)	(345,850)	4,044,231
Accumulated depreciation	(1,584,666)	—	(203,046)	115,660	(16,030)	169,105	(1,518,977)
Accumulated impairment	—	—	(2,457)	2,457	—	—	—
Premises and equipment in operating leases
Cost	4,871,465	1,223,252	—	(83,743)	(993,077)	—	5,017,897
Accumulated depreciation	(854,472)	—	(433,330)	22,036	245,149	—	(1,020,617)
Accumulated impairment	—	—	(2,023)	2,023	—	—	—

Total premises and equipment - cost	9,166,204	1,522,986	—	(245,728)	(1,035,484)	(345,850)	9,062,128

Total premises and equipment - accumulated depreciation	(2,439,138)	—	(636,376)	137,696	229,119	169,105	(2,539,594)

Total premises and equipment - accumulated impairment	—	—	(4,480)	4,480	—	—	—

Total premises and equipment - net	6,727,066	1,522,986	(640,856)	(103,552)	(806,365)	(176,745)	6,522,534

(1)	See Note 18.3. Impairment, depreciation and amortization.
As of June 30, 2024, and December 31, 2023, there were contractual commitments for the purchase of premises and equipment of COP 23,736 and COP 4,025, respectively. As of June 2024, these commitments are mainly for projects in branches, ATMs, administrative headquarters and improvements in the Datacenter Niquia (data processing center).
As of June 30, 2024, and December 31, 2023, there was no premises and equipment related with subsidiaries classified as held for sale, pledged as collateral, or with ownership restrictions. Additionally, the assessment made by Group Bancolombia indicates there is no evidence of impairment of its premises and equipment.
As of June 30, 2024, and December 31, 2023, the amount of fully depreciated premises and equipment that is still in use is COP 714,284 and COP 673,376, respectively, mainly comprised of computer equipment, furniture and fixtures, office equipment and buildings. As of June 30, 2024, and December 31, 2023, the temporarily idle premises and equipment amounted to COP 88,231 and COP 79,644, respectively.